Segment Information - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 17,631,489	$ 14,748,551	$ 24,059,556
Europe [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	10,991,905	8,523,788	15,044,438
Asia [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	5,336,247	4,843,082	7,438,292
Americas [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	1,303,286	1,381,681	1,576,826
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 51